CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	$ 8,546	$ 5,964	$ 3,963	$ (10,736)	$ 4,333	$ (4,659)	$ 7,951	$ 8,389	$ 6,044	$ 19,533	$ (2,440)	$ 3,524	$ 17,725
Cost of revenues	4,254		2,232							9,956	5,062	7,912	4,955
Gross margin	4,292		1,731							9,577	(7,502)	(4,388)	12,770
Operating expenses
General and administrative	3,180		1,957							10,275	5,853	9,592	8,427
Sales and marketing	247		349							748	801	1,209	1,435
Depreciation and amortization	293		249							965	769	1,014	537
Total operating expenses	3,720		2,555							11,988	7,423	11,815	10,399
Income (loss) from operations	572		(824)							(2,411)	(14,925)	(16,203)	2,371
Other income/(expenses)
Income (loss) from equity method investments	139		(232)							136	(1,449)	(1,194)	1,305
Gain on Payroll Protection Program loan												1,211
Gain on extinguishment of acquisition debt												188
Other income, net	(27)		(3)							(29)	50	89	172
Accretion expense	(171)		(227)							(386)	(619)	(782)	(74)
Interest expense, net	(264)		(58)							(500)	(164)	(530)	(252)
Total other expense	(323)		(520)							(779)	(2,182)	(1,018)	1,151
Income (loss) before income taxes	249	$ (114)	(1,344)	$ (15,284)	$ (479)	$ (8,942)	$ 4,763	$ 5,324	$ 2,377	(3,190)	(17,107)	(17,221)	3,522
Income tax benefit (expense)	(158)		367							743	2,396	2,185	(806)
Net loss	$ 91		$ (977)							$ (2,447)	$ (14,711)	$ (15,036)	$ 2,716
Income (loss) per common share
Basic	$ 0.01		$ (0.14)							$ (0.21)	$ (2.11)	$ (0.41)	$ 0.08
Diluted	$ 0.01		$ (0.14)							$ (0.21)	$ (2.11)	$ (0.41)	$ 0.06
Weighted average number of shares used in per share calculation - basic	11,838,032		6,988,058							11,528,371	6,968,728	36,233,127	34,402,607
Weighted average number of shares used in per share calculation - diluted	15,724,103		6,988,058							11,528,371	6,968,728	36,233,127	41,912,607
Patient service fees, net
Revenue
Revenue	$ 6,443		$ 2,965							$ 13,087	$ (6,342)	$ (3,443)	$ 13,738
Hospital, management and other
Revenue
Revenue	$ 2,103		$ 998							$ 6,446	$ 3,902	$ 6,967	$ 3,987